Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2011
Depreciation and Amortization Expense Computation

Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values
Ships	30	15%
Ship improvements	3-28	0% or 15%
Buildings and improvements	5-35	0-10%
Computer hardware and software	3-7	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life	-